UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Net income/(loss)	$ 59,969	$ (21,534)
Total other comprehensive income/(loss)	0	0
Total comprehensive income/(loss)	$ 59,969	$ (21,534)